List of Global Blue entities	12 Months Ended
Mar. 31, 2024
Disclosure of subsidiaries [abstract]
List of Global Blue entities	List of Global Blue entities
The consolidated financial statements represent the financial statements of Global Blue Group Holding AG based in Brüttisellen, Switzerland, and its subsidiaries as of March 31, 2024.

Name	Country of incorporation	Ownership interest March 31, 2024	Ownership interest March 31, 2023
Global Blue Argentina SA	Argentina	99.99%	99.99%
Global Blue Austria GmbH	Austria	100%	100%
Global Blue Service Company Austria GmbH	Austria	100%	100%
DEV Digital Export Validation GmbH	Austria	100%	100%
Global Blue Australia Pty Ltd	Australia	100%	100%
Global Blue Currency Choice Australia Pty Ltd	Australia	100%	100%
Global Blue Payments (Australia) Pty Limited	Australia	100%	100%
Global Blue Belgium NV	Belgium	100%	100%
ZigZag Global EOOD	Bulgaria	100%	100%
Global Blue Bahamas Ltd	Bahamas	100%	100%
Bahama’s VAT Refund Ltd	Bahamas	80%	80%
Global Blue Schweiz AG	Switzerland	100%	100%
Global Blue SA	Switzerland	100%	100%
Global Blue Group AG	Switzerland	100%	100%
Refund Suisse AG	Switzerland	100%	100%
Global Blue Group II GmbH	Switzerland	100%	100%
Global Blue Currency Choice Schweiz AG	Switzerland	100%	100%
Global Blue Commercial Consulting (Shanghai)	China	100%	100%
Global Blue Commercial Consulting (Beijing)	China	100%	100%
Global Blue Americas Sucursal Colombia	Colombia	100%	100%
Global Blue Cyprus Ltd	Cyprus	100%	100%
Global Blue Czech Republic s.r.o.	Czech Republic	100%	100%
Global Blue Deutschland GmbH	Germany	100%	100%
Global Blue New Holdings Germany GmbH	Germany	100%	100%
RFND Digital GmbH	Germany	100%	100%
ZigZag Global GmbH	Germany	100%	100%
Global Blue Danmark AS	Denmark	100%	100%
Global Blue Eesti OÜ	Estonia	100%	100%
G.Blue Espana SA	Spain	100%	100%
Global Blue Espana SA	Spain	100%	100%
Global Blue Acquisition Espana SA	Spain	100%	100%
Global Blue Finland OY	Finland	100%	100%
Global Blue Administration Center North OY	Finland	100%	100%
Global Blue France	France	100%	100%
Global Blue Holding	France	100%	100%
ShipUp Holding SAS	France	100%	100%
ShipUp SAS	France	100%	100%
ZigZag Global SAS	France	100%	100%
Global Blue (UK) Ltd	United Kingdom	100%	100%
Global Blue Service Company UK Ltd	United Kingdom	100%	100%
Global Blue New Holdings UK Ltd	United Kingdom	100%	100%
ZZ Global Blue Holding Limited	United Kingdom	100%	100%
ZigZag Global Limited	United Kingdom	100%	100%
Kinphire Ltd	United Kingdom	100%	100%
Yocuda UK Holdings Ltd	United Kingdom	100%	100%
Yocuda UK Services Ltd	United Kingdom	100%	100%
Yocuda Network UK Ltd	United Kingdom	100%	100%
Yocuda Europe Ltd	United Kingdom	100%	100%
Yocuda Ltd	United Kingdom	100%	100%
eReciepts Ltd	United Kingdom	100%	100%
Global Blue Marketing Services Ltd	United Kingdom	100%	100%
Global Blue Hellas SA	Greece	100%	100%
Global Blue Croatia d.o.o.	Croatia	100%	100%
Global Blue Tax Free Ireland Ltd	Ireland	100%	100%
Global Blue á Íslandi hf	Iceland	100%	100%
Global Blue Italia SrL	Italy	100%	100%
Global Blue Service Company Italia SrL	Italy	100%	100%

Global Blue Currency Choice Italia Srl	Italy	100%	100%
Global Blue Japan Co Ltd	Japan	100%	100%
Global Blue TFS Japan Co Ltd	Japan	51%	51%
Global Blue Korea Co., Ltd.	Korea	100%	100%
Global Blue Currency Choice Korea Co., Ltd	Korea	100%	100%
Global Blue Holding Limited	Cayman	100%	100%
Global Blue Kazakhstan LLP	Kazakhstan	100%	100%
Global Blue Lebanon SAL	Lebanon	55%	61%
UAB Global Blue Lietuva	Lithuania	100%	100%
Global Blue Luxembourg SA	Luxembourg	100%	100%
Global Blue Latvija SIA	Latvia	100%	100%
Global Blue Maroc SA	Morocco	100%	100%
Global Blue Malaysia Sdn. Bhd	Malaysia	100%	100%
Global Blue Holland BV	Netherlands	100%	100%
Global Blue Holding BV	Netherlands	100%	100%
Global Blue Acquisition BV	Netherlands	100%	100%
Global Blue Norge AS	Norway	100%	100%
Global Blue Payments (New Zealand) Limited	New Zealand	100%	100%
Global Blue Peru S.A.C	Peru	100%	100%
Global Blue Polska Sp Zoo	Poland	100%	100%
Global Refund Portugal Lda	Portugal	100%	100%
GBFTSP - Finance And Technology Services Portugal, Unipessoal LDA	Portugal	100%	100%
Global Blue d.o.o. Beograd	Serbia	100%	100%
Global Blue Sverige AB	Sweden	100%	100%
Global Blue Sweden Holdings AB	Sweden	100%	100%
Global Blue Service AB	Sweden	100%	100%
Global Blue Holdings AB	Sweden	100%	100%
Global Blue Currency Choice Service Europe AB	Sweden	100%	100%
Global Blue Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Service Company Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Currency Choice Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue d.o.o.	Slovenia	100%	100%
Global Blue Slovakia sro	Slovakia	100%	100%
Global Blue Service Company Slovakia s.r.o	Slovakia	100%	—%
Global Blue Turkey	Turkey	60%	60%
Global Blue Pazarlama Destek ve Teknoloji Hiz.A.s	Turkey	60%	60%
Far Point Acquisition Corporation	USA	100%	100%
Shipup Inc	USA	100%	100%
ZigZag Global LLC	USA	100%	100%
Global Blue Argentina SA (Sucursal Uruguay)	Uruguay	100%	100%
Global Blue (South Africa)	South Africa	51%	51%